Schedule of Assets (Held at End of Year) (Details) - The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]	12 Months Ended
Dec. 31, 2025
Schedule of Assets (Held at End of Year) [Abstract]
EIN:	14-0553610
Plan No.	002
Plan Name	The Bank of Greene County Employees’ Savings & Profit Sharing Plan and Trust